FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  __________________

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-----------------
(Signature)

White Plains, New York
----------------------
(City, State)

February 11, 2005
-----------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $27,590(thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/04                       Name of Reporting Manager:  Troob Capital Management LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated             COM              003924107      991     144,160  SH        SOLE                144,160
Agrium Inc                       COM              008916108    1,527      90,616  SH        SOLE                 90,616
Calpine Corp                     COM              131347906        3       1,375  SH  CALL  SOLE                  1,375
Central Freight Lines Inc.       COM              153491105      559      88,655  SH        SOLE                 88,655
Charter Communications Inc D     CLA              16117M107      631     281,900  SH        SOLE                281,900
Comcast Corp New                 CL A             20030N101    1,358      40,800  SH        SOLE                 40,800
Crown Holdings Inc               COM              228368106    3,007     218,856  SH        SOLE                218,856
Crown Holdings Inc               COM              228368906      138         299  SH  CALL  SOLE                    299
Crown Holdings Inc               COM              228368906      193         649  SH  CALL  SOLE                    649
Dynegy Inc New                   COM              26816Q901      200       2,354  SH  CALL  SOLE                  2,354
Grey Wolf Inc                    COM              397888108      550     104,300  SH        SOLE                104,300
Interstate Bakeries Corp Del     COM              46072H108      253      39,500  SH        SOLE                 39,500
IShares Trust                    RUSSELL 2000     464287955      292         966  SH  PUT   SOLE                    966
JP Morgan Chase & Co             COM              46625H100    1,354      34,700  SH        SOLE                 34,700
Lyondell Chemical                COM              552078907       74          83  SH  CALL  SOLE                     83
Lyondell Chemical                COM              552078907    1,357       1,364  SH  CALL  SOLE                  1,364
Methanex Corp.                   COM              59151K108    2,051     112,459  SH        SOLE                112,459
Northwest Airlines               COM              667280101    1,954     178,813  SH        SOLE                178,813
Parker Drilling Co.              COM              701081101    1,374     349,537  SH        SOLE                349,537
Payless Shoesource Inc           COM              704379956        1          70  SH  PUT   SOLE                     70
Payless Shoesource Inc           COM              704379906       16       1,056  SH  CALL  SOLE                  1,056
Primedia Inc                     COM              74157K101      751     197,630  SH        SOLE                197,630
Primewest Energy Trust           TR UNIT NEW      741930309    1,176      53,100  SH        SOLE                 53,100
Provident Energy                 TR UNIT          74386K104    1,067     112,800  SH        SOLE                112,800
Retail Holders Trust             COM              76127U951       59         512  SH  PUT   SOLE                    512
Rock-Tenn Company                CL A             772739207      620      40,900  SH        SOLE                 40,900
Smurfit-Stone Container Corp     COM              832727101    2,140     114,550  SH        SOLE                114,550
SPDR Trust                       UNIT SER 1       78462F103    1,499      12,400  SH        SOLE                 12,400
Tenet Healthcare Corp            COM              88033G900      182         765  SH  CALL  SOLE                    765
Tenet Healthcare Corp            COM              88033G900      369       2,892  SH  CALL  SOLE                  2,892
Tower Automotive Inc             COM              891707101      163      68,210  SH        SOLE                 68,210
United Rentals Inc               COM              911363109    1,217      64,400  SH        SOLE                 64,400
Young Broadcasting Inc           CL A             987434107      465      44,000  SH        SOLE                 44,000

                                               Value Total   $27,590

                                               Entry Total:        33
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